PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 169,783,671	$ 147,469,211
Accumulated depreciation	(35,673,014)	(24,773,965)
Property, Plant and Equipment, Net, Total	134,110,657	122,695,246
Depreciation expense	10,899,049	7,994,638	3,149,314
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	24,976,660	24,781,774
Leasehold Land Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,102	21,878
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	106,179,264	104,318,990
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,216,660	3,261,984
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	419,456	387,815
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 34,969,529	$ 14,696,770